Accounts Receivable	6 Months Ended
Sep. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
4.	ACCOUNTS RECEIVABLE

Accounts receivable amounted to $2,803,083 and $2,495,301 as of September 30, 2025 and March 31, 2025, respectively, and no allowance for credit losses was recorded for either balance.

Approximately 96.8%, or $2,712,159, as of September 30, 2025, of the accounts receivable balance has been subsequently collected as of the date the of the Group’s unaudited condensed consolidated financial statements are released. The following table summarizes the Group’s outstanding accounts receivable and subsequent collection by aging bucket:

Accounts receivable by aging bucket	Balance as of September 30, 2025 (Unaudited)	Subsequent collection (1)	% of subsequent collection (1)
Overdue but within 1 year	$600,530	$593,881	98.9%
Not yet due	2,202,553	2,118,278	96.2%
Total gross accounts receivable	2,803,083	2,712,159	96.8%
Allowance for credit losses	-	-	-
Accounts receivable	$2,803,083	$2,712,159	96.8%

Accounts receivable by aging bucket	Balance as of March 31, 2025	Subsequent collection (1)	% of subsequent collection (2)
Overdue but within 1 year	$541,427	$539,723	99.7%
Not yet due	1,953,874	1,953,876	100.0%
Total gross accounts receivable	2,495,301	2,493,599	99.9%
Allowance for credit losses	-	-	-
Accounts receivable	$2,495,301	$2,493,599	99.9%

(1)	The subsequent collections reflected herein are as of December 22, 2025.
(2)	As of December 22, 2025, 99.7% of the overdue amounts (within one year) and 100.0% of the amounts not yet due had been collected.